Benefits offered to team members (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current service cost	R$ 17,660	R$ 18,498	R$ 17,164
Interest cost	27,114	21,598	23,579
Actuarial losses	(83,485)	(24,203)	15,461
Amounts recognized in profit and loss	(38,711)	15,893	56,204
Health insurance member
IfrsStatementLineItems [Line Items]
Current service cost	4,928	4,817	4,678
Interest cost	20,200	15,692	17,097
Amounts recognized in profit and loss	25,128	20,509	21,775
Benefit plans member
IfrsStatementLineItems [Line Items]
Current service cost	12,732	13,681	12,486
Interest cost	6,914	5,906	6,482
Actuarial losses	(83,485)	(24,203)	15,461
Amounts recognized in profit and loss	R$ (63,839)	R$ (4,616)	R$ 34,429